Stock options and other stock-based plans: (Tables)	9 Months Ended
Dec. 31, 2011
Stock options and other stock-based plans:
Stock option activity

	December 31, 2011		March 31, 2011		March 31, 2010
	Number of shares	Weighted average exercise price (CDN $)	Number of shares	Weighted average exercise price (CDN $)	Number of shares	Weighted average exercise price (CDN $)
Outstanding, beginning of period	562,014	$8.46	1,051,589	$8.13	1,136,163	$7.32
Granted	—	—	—	—	406,262	10.79
Exercised	(225,845)	7.87	(472,414)	7.19	(389,580)	6.53
Cancelled/expired	(8,142)	4.84	(17,161)	23.24	(101,256)	15.87

Outstanding, end of period	328,027	$8.96	562,014	$8.46	1,051,589	$8.13

Options exercisable, end of period	311,360	$8.55	455,206	$7.75	550,471	$8.44

Schedule of stock options by range of exercise prices

Range of exercise prices (CDN $)	Number outstanding, December 31, 2011	Weighted average remaining contractual life	Weighted average exercise price (CDN $)	Number exercisable, December 31, 2011	Weighted average exercise price (CDN $)
$ 3.22 to $ 3.47	8,360	2.5	$3.33	8,360	$3.33
4.24 to 4.87	37,955	2.3	4.48	37,955	4.48
5.29 to 5.99	87,487	1.4	5.29	87,487	5.29
6.13 to 9.10	33,399	2.1	8.88	33,399	8.88
10.33 to 11.11	118,686	3.0	11.07	118,686	11.07
14.90 to 16.50	42,140	3.8	15.85	25,473	15.42

$ 3.22 to $16.50	328,027	2.48	$8.96	311,360	$8.55

Schedule of RSU and PSU activity	Table 3
Schedule of unvested RSU and PSU activity

	December 31, 2011		March 31, 2011		March 31, 2010
	Number of units	Weighted average grant date fair value (CDN $)	Number of units	Weighted average grant date fair value (CDN $)	Number of units	Weighted average grant date fair value (CDN $)
Unvested, beginning of period	835,703	$15.62	1,012,418	$8.16	1,132,410	$8.61
Granted	269,292	$35.70	424,149	$22.78	105,084	$9.10
Vested	(127,009)	$17.55	(548,733)	$7.58	(186,790)	$10.89
Cancelled/expired	(4,000)	$18.61	(52,131)	$13.64	(38,286)	$10.91

Unvested, end of period	973,986	$20.90	835,703	$15.62	1,012,418	$8.16

Schedule of aggregate intrinsic value of stock option awards and share units

	December 31, 2011 CDN$	March 31, 2011 CDN$
Stock options:
Outstanding	$8,138	$7,187
Exercisable	7,851	6,143
Exercised	5,849	6,644
Share units:
Outstanding	$42,234	$29,266
Exercisable	9,352	11,508
Exercised	7,688	2,801

Schedule of stock-based compensation included in operating expenses

	Nine months ended December 31, 2011	Year ended March 31, 2011	Year ended March 31, 2010
Research and development	$825	$627	$598
General and administrative	3,302	2,958	3,217
Sales and marketing	2,052	1,338	715

	$6,179	$4,923	$4,530